6. Inventories (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories
	June 30,	March 31,
	2018	2018
Raw materials	$1,466,000	$1,619,000
Finished goods	1,134,000	1,246,000
	$2,600,000	$2,865,000

	March 31,
	2018	2017
Raw materials	$1,619,000	$1,480,000
Finished goods	1,246,000	741,000
	$2,865,000	$2,221,000